Property, Plant and Equipment (Details 5)	12 Months Ended
	Dec. 31, 2022 BRL (R$)
Wind Power Assets [Member] | S?o Bento Complex [Member]
IfrsStatementLineItems [Line Items]
Discount rate	8.06%	[1]
RA/CA-1	59.64%	[1]
RA/CA-1 (5% Variation)	55.18%	[1]
RA/CA-1 (10% Variation)	50.93%	[1]
Impairment Risk		[1]
Wind Power Assets [Member] | Complexo E O L Brisa I [Member]
IfrsStatementLineItems [Line Items]
Discount rate	8.06%	[2]
RA/CA-1	58.38%	[2]
RA/CA-1 (5% Variation)	53.76%	[2]
RA/CA-1 (10% Variation)	49.35%	[2]
Impairment Risk		[2]
Wind Power Assets [Member] | Complexo E O L Brisa I I [Member]
IfrsStatementLineItems [Line Items]
Discount rate	8.06%	[3]
RA/CA-1	55.70%	[3]
RA/CA-1 (5% Variation)	50.85%	[3]
RA/CA-1 (10% Variation)	46.24%	[3]
Impairment Risk		[3]
Wind Power Assets [Member] | Bento Miguel Complex [Member]
IfrsStatementLineItems [Line Items]
Discount rate	8.06%	[4]
RA/CA-1	15.96%	[4]
RA/CA-1 (5% Variation)	12.23%	[4]
RA/CA-1 (10% Variation)	8.70%	[4]
Impairment Risk		[4]
Wind Power Assets [Member] | Cutia Complex [Member]
IfrsStatementLineItems [Line Items]
Discount rate	8.06%	[5]
RA/CA-1	11.67%	[5]
RA/CA-1 (5% Variation)	8.36%	[5]
RA/CA-1 (10% Variation)	5.21%	[5]
Impairment Risk		[5]
Wind Power Assets [Member] | Jandaira Complex [Member]
IfrsStatementLineItems [Line Items]
Discount rate	5.61%	[6]
RA/CA-1	29.61%	[6]
RA/CA-1 (5% Variation)	25.92%	[6]
RA/CA-1 (10% Variation)	22.41%	[6]
Impairment Risk		[6]
Wind Power Assets [Member] | Vilas Complex [Member]
IfrsStatementLineItems [Line Items]
Discount rate	5.44%	[7]
RA/CA-1	43.11%	[7]
RA/CA-1 (5% Variation)	38.61%	[7]
RA/CA-1 (10% Variation)	34.35%	[7]
Impairment Risk		[7]
Hydric Assets | Foz Do Areia [Member]
IfrsStatementLineItems [Line Items]
Discount rate	5.71%
RA/CA-1	29.95%
RA/CA-1 (5% Variation)	29.58%
RA/CA-1 (10% Variation)	29.21%
Impairment Risk
Hydric Assets | Segredo
IfrsStatementLineItems [Line Items]
Discount rate	5.71%
RA/CA-1	96.90%
RA/CA-1 (5% Variation)	9404.00%
RA/CA-1 (10% Variation)	91.24%
Impairment Risk
Hydric Assets | Caxias [Member]
IfrsStatementLineItems [Line Items]
Discount rate	5.71%
RA/CA-1	73.31%
RA/CA-1 (5% Variation)	70.52%
RA/CA-1 (10% Variation)	67.81%
Impairment Risk
Hydric Assets | Guaricana [Member]
IfrsStatementLineItems [Line Items]
Discount rate	5.71%
RA/CA-1	31.92%
RA/CA-1 (5% Variation)	30.77%
RA/CA-1 (10% Variation)	29.63%
Impairment Risk
Hydric Assets | Chamine [Member]
IfrsStatementLineItems [Line Items]
Discount rate	5.71%
RA/CA-1	61.48%
RA/CA-1 (5% Variation)	60.03%
RA/CA-1 (10% Variation)	58.61%
Impairment Risk
Hydric Assets | Apucaraninha [Member]
IfrsStatementLineItems [Line Items]
Discount rate	5.71%
RA/CA-1	28.85%
RA/CA-1 (5% Variation)	27.83%
RA/CA-1 (10% Variation)	26.81%
Impairment Risk
Hydric Assets | Maua [Member]
IfrsStatementLineItems [Line Items]
Discount rate	5.71%
RA/CA-1	106.38%
RA/CA-1 (5% Variation)	101.73%
RA/CA-1 (10% Variation)	97.25%
Impairment Risk
Hydric Assets | Marumbi [Member]
IfrsStatementLineItems [Line Items]
Discount rate	5.71%
RA/CA-1	30.16%
RA/CA-1 (5% Variation)	22.67%
RA/CA-1 (10% Variation)	20.19%
Impairment Risk
Hydric Assets | Cavernoso I I [Member]
IfrsStatementLineItems [Line Items]
Discount rate	5.71%
RA/CA-1	28.09%
RA/CA-1 (5% Variation)	24.87%
RA/CA-1 (10% Variation)	21.79%
Impairment Risk
Hydric Assets | Bela Vista [Member]
IfrsStatementLineItems [Line Items]
Discount rate	7.67%
RA/CA-1	56.29%
RA/CA-1 (5% Variation)	49.96%
RA/CA-1 (10% Variation)	44.51%
Impairment Risk
Hydric Assets | Elejor [Member]
IfrsStatementLineItems [Line Items]
Discount rate	7.00%
RA/CA-1	9.45%
RA/CA-1 (5% Variation)	6.89%
RA/CA-1 (10% Variation)	1.82%
Impairment Risk

[1]	Contemplates the GE Boa Vista, GE Farol, GE Olho D’Água e GE São Bento do Norte wind farms.
[2]	Contemplates the Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III e Nova Eurus IV wind farms.
[3]	Contemplates the Santa Maria, Santa Helena e Ventos de Santo Uriel wind farms.
[4]	Contemplates the São Bento do Norte I, São Bento do Norte II, São Bento do Norte III, São Miguel I, São Miguel II and GE São Miguel III wind farms.
[5]	Contemplates the Cutia, Guajiru, Jangada, Maria Helena, Potiguar, Esperança e Paraíso dos Ventos wind farms.
[6]	Contemplates the Jandaíra I, Jandaíra II, Jandaíra III e Jandaíra IV wind farms.
[7]	Contemplates the Potiguar B61, Potiguar B141, Potiguar B142, Potiguar B143 e Ventos de Vila Paraíba IV wind farms.